SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

DWS Alternative Asset Allocation Plus Fund
DWS Balanced Fund
DWS Blue Chip Fund
DWS Capital Growth Fund
DWS Climate Change Fund
DWS Communications Fund
DWS Core Fixed Income Fund
DWS Core Plus Income Fund
DWS Disciplined Market Neutral Fund
DWS Diversified International Equity Fund
DWS Dreman International Value Fund
DWS Dreman Mid Cap Value Fund
DWS Dreman Small Cap Value Fund
DWS EAFE® Equity Index Fund
DWS Emerging Markets Equity Fund
DWS Enhanced Commodity Strategy Fund

DWS Enhanced Emerging Markets Fixed Income Fund
DWS Equity 500 Index Fund
DWS Floating Rate Plus Fund
DWS Global Inflation Plus Fund
DWS Global Small Cap Growth Fund
DWS Global Thematic Fund
DWS GNMA Fund
DWS Gold & Precious Metals Fund
DWS Growth & Income Fund
DWS Health Care Fund
DWS High Income Fund
DWS High Income Plus Fund
DWS Intermediate Tax/AMT Free Fund
DWS International Fund
DWS Large Cap Focus Growth Fund
DWS Large Cap Value Fund
DWS Lifecycle Long Range Fund
DWS Managed Municipal Bond Fund
DWS Mid Cap Growth Fund

DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Estate Securities Fund
DWS Select Alternative Allocation Fund
DWS Short Duration Plus Fund
DWS Short Term Municipal Bond Fund
DWS Small Cap Growth Fund
DWS Strategic Government Securities Fund
DWS Strategic High Yield Tax-Free Fund
DWS Strategic Value Fund
DWS Technology Fund
DWS Ultra-Short Duration Fund
DWS U.S. Bond Index Fund
DWS World Dividend Fund

The following information replaces existing disclosure in the sub–section entitled “Eligibility Requirements” of the “Institutional Class Shares” section under the heading “CHOOSING A SHARE CLASS” of each fund’s prospectus:

Eligibility Requirements. You may buy Institutional Class shares if you are any of the following (subject to the applicable investment minimum):

•	An eligible institution (e.g., a financial institution, corporation, trust, estate or educational, religious or charitable institution).

•	An employee benefit plan.

•	A plan administered as a college savings plan under Section 529 of the Internal Revenue Code.

•	A registered investment advisor or financial planner purchasing on behalf of clients and charging an asset–based or hourly fee.

•	A client of the private banking division of Deutsche Bank AG.

•	A current or former director or trustee of the Deutsche or DWS mutual funds.

•
An employee, the employee’s spouse or life partner and children or stepchildren age 21 or younger of Deutsche Bank or its affiliates or a subadvisor to any fund in the DWS family of funds or a broker–dealer authorized to sell shares in the funds.

Please Retain This Supplement for Future Reference
June 3, 2011
PROSTKR-73